CONVERTIBLE SENIOR NOTES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 03, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Sep. 17, 2019 USD ($) $ / Options
CONVERTIBLE SENIOR NOTES
Remaining discount amortization period (in years)	1 year 9 months	1 year 9 months
Call options
CONVERTIBLE SENIOR NOTES
Cap price | $ / Options								10.0
2024 Convertible Notes | Alibaba.com
CONVERTIBLE SENIOR NOTES
Face amount of debt								$ 100,000,000
2024 Convertible Notes | Third parties
CONVERTIBLE SENIOR NOTES
Face amount of debt								100,000,000
Convertible senior notes
CONVERTIBLE SENIOR NOTES
Face amount of debt								$ 200,000,000
Stated interest rate of debt								1.75%
Initial conversion rate | (per share)	¥ 16,474.46		¥ 141.844		$ 6.07		$ 7.05
Principal amount considered for conversion					$ 100,000,000		$ 1,000
Redemption price (as a percent)	100.00%	100.00%
Fair value per ADS at commitment date | $ / shares					$ 5.49		$ 5.53
Proceeds from issuance of notes	¥ 1,061,421	$ 149,340,000	¥ 1,375,355	$ 194,457,000
Underwriting discounts and offering expenses	4,689	660,000	39,205	5,543,000
Proceeds from issuance of notes, gross	¥ 1,066,110	$ 150,000,000		$ 200,000,000
Remaining discount amortization period (in years)	2 years 5 months 1 day	2 years 5 months 1 day
Convertible senior notes | Call options
CONVERTIBLE SENIOR NOTES
Capped call options			159,138				$ 22,500,000
Convertible senior notes | Alibaba.com
CONVERTIBLE SENIOR NOTES
Face amount of debt						$ 150,000,000
Stated interest rate of debt						4.50%
Convertible senior notes | 2024 Convertible Notes
CONVERTIBLE SENIOR NOTES
Face amount of debt	¥ 1,304,980		1,395,240		$ 200,000,000
Unamortized debt discount	20,688		35,032		3,174,000
Net carrying amount of Notes	1,304,980				200,000,000,000
Interest cost recognized relating to contractual interest coupon and amortization of discount	37,103	$ 5,686,000	10,894
Accretion expected	1,304,980				200,000,000
Aggregate scheduled maturities of Notes	1,284,292		1,360,208		196,826,000
Convertible senior notes | 2024 Convertible Notes | Related parties
CONVERTIBLE SENIOR NOTES
Aggregate scheduled maturities of Notes	642,121		680,104		98,409,000
Convertible senior notes | 2024 Convertible Notes | Third parties
CONVERTIBLE SENIOR NOTES
Aggregate scheduled maturities of Notes	642,121		¥ 680,104		98,409,000
Convertible senior notes | 2025 Convertible Notes
CONVERTIBLE SENIOR NOTES
Face amount of debt	978,735				150,000,000
Unamortized debt discount	3,060				471,000
Net carrying amount of Notes	978,735				150,000,000
Interest cost recognized relating to contractual interest coupon and amortization of discount	27,908	$ 4,277,000
Accretion expected	978,735				150,000,000
Aggregate scheduled maturities of Notes	975,675				149,529,000
Convertible senior notes | 2025 Convertible Notes | Related parties
CONVERTIBLE SENIOR NOTES
Aggregate scheduled maturities of Notes	¥ 975,725				$ 149,537,000